Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income		$ 3,222	$ 2,651	$ 2,185
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	[1]	(599)	(806)	192
Unrealized (loss) gain on assets available-for-sale:
Unrealized (loss) gain arising during the period		(363)	413	(889)
Reclassification adjustment	[2]	(52)	(58)	(74)
Total unrealized (loss) gain on assets available-for-sale		(415)	355	(963)
Defined benefit plans:
Prior service cost arising during the period		0	2	(1)
Net (loss) gain arising during the period		(65)	(479)	429
Foreign exchange adjustment		0	(1)	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	[2]	69	77	126
Total defined benefit plans		4	(401)	554
Net unrealized gain (loss) on cash flow hedges		8	(15)	9
Total other comprehensive income (loss), net of tax	[3]	(1,002)	(867)	(208)
Net (income) attributable to noncontrolling interests		(64)	(84)	(81)
Other comprehensive loss (income) attributable to noncontrolling interests		36	125	(41)
Net comprehensive income		$ 2,192	$ 1,825	$ 1,855

[1]	Includes the impact of hedges of net investments in foreign subsidiaries. See Note 23 for additional information.
[2]	The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.
[3]	Other comprehensive (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(966) million for the year ended Dec. 31, 2015, $(742) million for the year ended Dec. 31, 2014 and $(249) million for the year ended Dec. 31, 2013.